SUMMARY OF RESTRICTED SHARE AWARDS (Details)	9 Months Ended	12 Months Ended
	Oct. 31, 2021 shares $ / shares	Oct. 31, 2022 shares $ / shares	Jan. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of warrants beginning balance | shares	730,258	730,258
Weighted average exercise price, warrants beginning balance | $ / shares	$ 7.87	$ 7.87
Number of RSUs, Granted | shares		4,351,967	730,258
Weighted average exercise price, Granted | $ / shares		$ 4.22	$ 7.87
Number of warrants ending balance | shares	730,258	5,082,225	730,258
Weighted average exercise price, warrants ending balance | $ / shares	$ 7.87	$ 4.75	$ 7.87
Restricted share awards [member]
IfrsStatementLineItems [Line Items]
Number of warrants beginning balance | shares
Weighted average exercise price, warrants beginning balance | $ / shares
Number of RSUs, Granted | shares		492,228
Weighted average exercise price, Granted | $ / shares		$ 2.85
Number of warrants ending balance | shares		492,228
Weighted average exercise price, warrants ending balance | $ / shares		$ 2.85
Number of RSUs, Vested, ending balance | shares
Weighted average exercise price, Vested, ending balance | $ / shares